Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.20%	1.60%
United States Real GDP year-over-year growth	4.70%	1.70%
Canadian unemployment rate	6.40%	8.70%
United States unemployment rate	4.40%	7.40%
Canadian Housing Price Index growth	6.10%	2.40%
S&P 500 Index growth rate	6.10%	5.60%
Household debt service ratio	13.60%	13.90%
West Texas Intermediate Oil Price	$ 69	$ 42
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.40%	3.80%
United States Real GDP year-over-year growth	2.20%	3.50%
Canadian unemployment rate	5.90%	6.70%
United States unemployment rate	3.90%	4.70%
Canadian Housing Price Index growth	2.80%	3.00%
S&P 500 Index growth rate	4.60%	4.80%
Household debt service ratio	14.40%	14.00%
West Texas Intermediate Oil Price	$ 64	$ 53
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	5.60%	3.60%
United States Real GDP year-over-year growth	5.80%	3.00%
Canadian unemployment rate	6.00%	7.40%
United States unemployment rate	3.80%	5.10%
Canadian Housing Price Index growth	10.70%	11.20%
S&P 500 Index growth rate	10.30%	11.20%
Household debt service ratio	13.00%	12.80%
West Texas Intermediate Oil Price	$ 74	$ 51
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.80%	4.60%
United States Real GDP year-over-year growth	3.30%	4.20%
Canadian unemployment rate	5.50%	5.90%
United States unemployment rate	3.40%	3.50%
Canadian Housing Price Index growth	6.30%	10.40%
S&P 500 Index growth rate	8.60%	7.70%
Household debt service ratio	14.20%	13.50%
West Texas Intermediate Oil Price	$ 81	$ 60
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	3.10%	0.03%
United States Real GDP year-over-year growth	2.80%	(0.60%)
Canadian unemployment rate	7.30%	9.50%
United States unemployment rate	6.00%	9.20%
Canadian Housing Price Index growth	2.20%	(6.90%)
S&P 500 Index growth rate	(0.60%)	(3.50%)
Household debt service ratio	14.10%	14.80%
West Texas Intermediate Oil Price	$ 56	$ 34
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.60%	2.00%
United States Real GDP year-over-year growth	1.30%	1.70%
Canadian unemployment rate	6.80%	8.40%
United States unemployment rate	5.00%	7.30%
Canadian Housing Price Index growth	(2.20%)	(0.80%)
S&P 500 Index growth rate	(1.70%)	(5.30%)
Household debt service ratio	14.70%	15.00%
West Texas Intermediate Oil Price	$ 54	$ 39